SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Related Party Transaction [Line Items]
- Dividend payout to Joyce Lee Jue Hui		$ (220)	$ (300)
Joyce Lee Jue Hui [Member]
Related Party Transaction [Line Items]
- Reimbursement fund for expenses paid on behalf of the Company	[1]		279	3,898	2,778
- Coach fee and salary paid on behalf by Joyce Lee Jue Hui	[1]			(2,518)	(1,612)
- Other expenses paid on behalf by Joyce Lee Jue Hui			(279)	(709)	(226)
- Dividend payout to Joyce Lee Jue Hui				(1,236)	(1,449)
- Loan advance to the Company			(1,254)
- Repayment of loan			$ 125

[1]	Historically, Ms. Lee made salary payments, coaches’ fees, independent contractor fees and company expenses directly to minimize bank transaction fees. The Company transferred the funds to Ms. Lee and Ms. Lee paid these amounts directly. The Company ceased this practice from December 2023 for payment of coach fee and salary paid on behalf by Joyce Lee Jui Hui.